Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.    SUBSEQUENT EVENTS

In preparing the consolidated financial statements, the Company has evaluated subsequent events through August 14, 2023, which is the date the Condensed Consolidated Financial Statements were available for issuance.

16.    SUBSEQUENT EVENTS

In preparing the consolidated financial statements, the Company has evaluated subsequent events through April 4, 2023, which is the date the consolidated financial statements were issued.

On February 16, 2023, the Company announced to its employees a reduction in workforce to streamline its team structure in support of its business priorities. The severance for the first quarter of 2023 related to the reduction in workforce is estimated at $0.1 million.

On March 29, 2023, Calvin “Snoop Dogg” Broadus, Jr. notified the Company that he is resigning from the Board of Directors of the Company effective immediately. Mr. Broadus’s resignation was not the result of any disagreement with the Company or any of its subsidiaries.

Notice of Delisting

On March 23, 2023, the Company received a letter (the “Letter”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) informing the Company that its common stock, par value $0.0001 per share (the “Common Stock”), failed to comply with the $1 minimum bid price required for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) based upon the closing bid price of the Common Stock for the 30 consecutive business days prior to the date of the Letter. The notice has no immediate effect on the listing of the Common Stock or warrants, and the Common Stock and warrants will continue to trade on The Nasdaq Capital Market under the symbols “FAZE” and “FAZEW,” respectively.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until September 19, 2023 (the “Compliance Date”), by which the Company has to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Common Stock must meet or exceed $1.00 per share for a minimum of ten consecutive business days at any time prior to the Compliance Date, unless the Staff exercises its discretion to extend this ten-day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H).

If the Company does not regain compliance with the minimum bid price requirement by the Compliance Date, the Company may be eligible for an additional 180-calendar day compliance period. If the Company does not qualify for, or fails to regain compliance during, the second compliance period, then the Staff will provide written notification to the Company that the Common Stock will be subject to delisting. At that time, the Company may appeal the Staff’s delisting determination to the Nasdaq Hearings Panel.